Accounts receivable, net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Accounts receivable - third parties	¥ 10,074,532			$ 1,406,351	¥ 10,666,230
Less: allowance for credit losses	(1,652,681)			(230,706)	(102,200)
Accounts receivable, net	8,421,851			$ 1,175,645	¥ 10,564,030
Allowance for accounts receivable	¥ 1,550,481	$ 216,439	¥ 0